UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Less Than Twelve Months
Fair Value		$ 77,867	$ 38,100
Gross Unrealized Losses		(920)	(270)
Twelve Months or Greater
Fair Value		35,469	42,719
Gross Unrealized Losses		(863)	(595)
Total
Fair Value		113,336	80,819
Gross Unrealized Losses		(1,783)	(865)
Corporate Debt Securities [Member]
Less Than Twelve Months
Fair Value		50,115	11,728
Gross Unrealized Losses		(509)	(86)
Twelve Months or Greater
Fair Value		8,550	17,077
Gross Unrealized Losses		(265)	(121)
Total
Fair Value		58,665	28,805
Gross Unrealized Losses		(774)	(207)
Foreign Debt Securities [Member]
Less Than Twelve Months
Fair Value	[1]	13,970	2,004
Gross Unrealized Losses	[1]	(63)	(2)
Twelve Months or Greater
Fair Value	[1]		5,699
Gross Unrealized Losses	[1]		(73)
Total
Fair Value	[1]	13,970	7,703
Gross Unrealized Losses	[1]	(63)	(75)
Obligations of States and Political Subdivisions [Member]
Less Than Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value			1,329
Gross Unrealized Losses			(1)
Total
Fair Value			1,329
Gross Unrealized Losses			(1)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less Than Twelve Months
Fair Value		13,782	24,368
Gross Unrealized Losses		(348)	(182)
Twelve Months or Greater
Fair Value		26,919	18,614
Gross Unrealized Losses		(598)	(400)
Total
Fair Value		40,701	42,982
Gross Unrealized Losses		$ (946)	$ (582)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.